UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2018

Date of reporting period:	10/31/2017

Item 1. Schedule of Investments

Prudential 60/40 Allocation Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
AFFILIATED MUTUAL FUNDS
Prudential QMA Large-Cap Core Equity Fund (Class Q)	424	$7,969
Prudential Total Return Bond Fund (Class Q)	366	5,320

TOTAL LONG-TERM INVESTMENTS (cost $13,011)		13,289

SHORT-TERM INVESTMENT — 17.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,260)	2,260	2,260

TOTAL INVESTMENTS — 116.9% (cost $15,271)(w)		15,549
Liabilities in excess of other assets — (16.9)%		(2,249)

NET ASSETS — 100.0%		$13,300

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$15,549	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One Income Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	13,777	$143,422
Prudential Core Conservative Bond Fund (Class Q)	40,155	401,948
Prudential Global Real Estate Fund (Class Q)	5,950	143,815
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	2,454	28,878
Prudential QMA International Developed Markets Index Fund (Class Q)	11,454	143,747
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	18,302	344,252
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	2,473	28,806
Prudential QMA US Broad Market Index Fund (Class Q)	14,461	172,086
Prudential TIPS Fund (Class Q)	75,724	747,400
Prudential Total Return Bond Fund (Class Q)	29,617	430,925

TOTAL LONG-TERM INVESTMENTS (cost $2,536,131)		2,585,279

SHORT-TERM INVESTMENT — 9.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $285,511)	285,511	285,511

TOTAL INVESTMENTS — 99.7% (cost $2,821,642)(w)		2,870,790
Other assets in excess of liabilities — 0.3%		8,692

NET ASSETS — 100.0%		$2,879,482

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,870,790	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2010 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.7%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	22,576	$235,016
Prudential Core Conservative Bond Fund (Class Q)	65,802	658,682
Prudential Global Real Estate Fund (Class Q)	9,750	235,654
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	4,020	47,317
Prudential QMA International Developed Markets Index Fund (Class Q)	18,768	235,544
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	29,990	564,105
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	8,103	94,402
Prudential QMA US Broad Market Index Fund (Class Q)	27,646	328,986
Prudential TIPS Fund (Class Q)	119,322	1,177,707
Prudential Total Return Bond Fund (Class Q)	48,535	706,178

TOTAL LONG-TERM INVESTMENTS (cost $4,157,476)		4,283,591

SHORT-TERM INVESTMENT — 8.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $416,671)	416,671	416,671

TOTAL INVESTMENTS — 100.6% (cost $4,574,147)(w)		4,700,262
Liabilities in excess of other assets — (0.6)%		(27,018)

NET ASSETS — 100.0%		$4,673,244

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,700,262	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2015 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	27,275	$283,930
Prudential Core Conservative Bond Fund (Class Q)	68,133	682,008
Prudential Global Real Estate Fund (Class Q)	11,779	284,705
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	4,857	57,167
Prudential QMA International Developed Markets Index Fund (Class Q)	31,745	398,398
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	42,270	795,094
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	9,790	114,051
Prudential QMA US Broad Market Index Fund (Class Q)	38,171	454,235
Prudential TIPS Fund (Class Q)	138,364	1,365,650
Prudential Total Return Bond Fund (Class Q)	50,810	739,285

TOTAL LONG-TERM INVESTMENTS (cost $5,020,635)		5,174,523

SHORT-TERM INVESTMENT — 8.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $506,830)	506,830	506,830

TOTAL INVESTMENTS — 99.9% (cost $5,527,465)(w)		5,681,353
Other assets in excess of liabilities — 0.1%		5,142

NET ASSETS — 100.0%		$5,686,495

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,681,353	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2020 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	65,430	$681,124
Prudential Core Conservative Bond Fund (Class Q)	149,829	1,499,791
Prudential Global Real Estate Fund (Class Q)	28,253	682,881
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	11,647	137,090
Prudential QMA International Developed Markets Index Fund (Class Q)	87,022	1,092,123
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	123,130	2,316,079
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	23,480	273,539
Prudential QMA US Broad Market Index Fund (Class Q)	103,016	1,225,891
Prudential TIPS Fund (Class Q)	304,267	3,003,116
Prudential Total Return Bond Fund (Class Q)	112,515	1,637,097

TOTAL LONG-TERM INVESTMENTS (cost $12,091,982)		12,548,731

SHORT-TERM INVESTMENT — 7.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,020,645)	1,020,645	1,020,645

TOTAL INVESTMENTS — 105.1% (cost $13,112,627)(w)		13,569,376
Liabilities in excess of other assets — (5.1)%		(664,329)

NET ASSETS — 100.0%		$12,905,047

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,569,376	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2025 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	102,792	$1,070,069
Prudential Core Conservative Bond Fund (Class Q)	171,182	1,713,529
Prudential Global Real Estate Fund (Class Q)	44,393	1,072,980
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	18,305	215,446
Prudential QMA International Developed Markets Index Fund (Class Q)	153,821	1,930,452
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	238,958	4,494,803
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	55,343	644,746
Prudential QMA US Broad Market Index (Class Q)	215,787	2,567,868
Prudential TIPS Fund (Class Q)	391,088	3,860,039
Prudential Total Return Bond Fund (Class Q)	162,027	2,357,488

TOTAL LONG-TERM INVESTMENTS (cost $19,197,657)		19,927,420

SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,481,067)	1,481,067	1,481,067

TOTAL INVESTMENTS — 99.9% (cost $20,678,724)(w)		21,408,487
Other assets in excess of liabilities — 0.1%		24,679

NET ASSETS — 100.0%		$21,433,166

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$21,408,487	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2030 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	51,543	$536,562
Prudential Core Conservative Bond Fund (Class Q)	80,468	805,487
Prudential Global Real Estate Fund (Class Q)	27,822	672,446
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	11,470	134,998
Prudential QMA Emerging Markets Equity Fund (Class Q)	10,190	134,610
Prudential QMA International Developed Markets Index Fund (Class Q)	139,249	1,747,573
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	199,699	3,756,347
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	34,682	404,042
Prudential QMA US Broad Market Index Fund (Class Q)	157,795	1,877,760
Prudential TIPS Fund (Class Q)	149,790	1,478,427
Prudential Total Return Bond Fund (Class Q)	83,087	1,208,914

TOTAL LONG-TERM INVESTMENTS (cost $12,151,925)		12,757,166

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $633,786)	633,786	633,786

TOTAL INVESTMENTS — 104.0% (cost $12,785,711)(w)		13,390,952
Liabilities in excess of other assets — (4.0)%		(508,946)

NET ASSETS — 100.0%		$12,882,006

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,390,952	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2035 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	51,970	$541,005
Prudential Core Conservative Bond Fund (Class Q)	67,613	676,810
Prudential Global Real Estate Fund (Class Q)	28,055	678,081
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	23,135	272,298
Prudential QMA Emerging Markets Equity Fund (Class Q)	41,103	542,969
Prudential QMA International Developed Markets Index Fund (Class Q)	140,413	1,762,185
Prudential QMA Large-Cap Core Equity (Class Q)*	201,354	3,787,469
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	46,632	543,266
Prudential QMA US Broad Market Index Fund (Class Q)	204,559	2,434,246
Prudential TIPS Fund (Class Q)	96,115	948,652
Prudential Total Return Bond Fund (Class Q)	74,469	1,083,528

TOTAL LONG-TERM INVESTMENTS (cost $12,658,787)		13,270,509

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $265,202)	265,202	265,202

TOTAL INVESTMENTS — 100.3% (cost $12,923,989)(w)		13,535,711
Liabilities in excess of other assets — (0.3)%		(36,671)

NET ASSETS — 100.0%		$13,499,040

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,535,711	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2040 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.9%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	30,761	$320,222
Prudential Core Conservative Bond Fund (Class Q)	32,014	320,461
Prudential Global Real Estate Fund (Class Q)	16,605	401,339
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	20,538	241,734
Prudential QMA Emerging Markets Equity Fund (Class Q)	30,409	401,702
Prudential QMA International Developed Markets Index Fund (Class Q)	95,893	1,203,463
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	119,182	2,241,806
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	34,500	401,922
Prudential QMA US Broad Market Index Fund (Class Q)	127,805	1,520,884
Prudential TIPS Fund (Class Q)	32,505	320,825
Prudential Total Return Bond Fund (Class Q)	38,565	561,119

TOTAL LONG-TERM INVESTMENTS (cost $7,497,789)		7,935,477

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $77,236)	77,236	77,236

TOTAL INVESTMENTS — 101.9% (cost $7,575,025)(w)		8,012,713
Liabilities in excess of other assets — (1.9)%		(150,264)

NET ASSETS — 100.0%		$7,862,449

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,012,713	$—	$—

Prudential Day One 2045 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	33,773	$351,579
Prudential Core Conservative Bond Fund (Class Q)	26,364	263,900
Prudential Global Real Estate Fund (Class Q)	18,232	440,660
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	22,552	265,436
Prudential QMA Emerging Markets Equity Fund (Class Q)	33,389	441,071
Prudential QMA International Developed Markets Index Fund (Class Q)	126,345	1,585,634
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	135,526	2,549,237
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	45,457	529,574
Prudential QMA US Broad Market Index Fund (Class Q)	132,935	1,581,924
Prudential TIPS Fund (Class Q)	17,846	176,141
Prudential Total Return Bond Fund (Class Q)	42,345	616,125

TOTAL INVESTMENTS — 100.0% (cost $8,368,012)(w)		8,801,281
Other assets in excess of liabilities — 0.0%		869

NET ASSETS — 100.0%		$8,802,150

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,801,281	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2050 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	11,137	$115,933
Prudential Core Conservative Bond Fund (Class Q)	5,795	58,013
Prudential Global Real Estate Fund (Class Q)	6,012	145,308
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	7,437	87,528
Prudential QMA Emerging Markets Equity Fund (Class Q)	13,212	174,529
Prudential QMA International Developed Markets Index Fund (Class Q)	41,662	522,863
Prudential QMA Large-Cap Core Equity (Class Q)*	44,690	840,615
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	17,488	203,732
Prudential QMA US Broad Market Index Fund (Class Q)	46,271	550,622
Prudential TIPS Fund (Class Q)	2,942	29,040
Prudential Total Return Bond Fund (Class Q)	11,968	174,137

TOTAL INVESTMENTS — 100.0% (cost $2,737,502)(w)		2,902,320
Liabilities in excess of other assets — 0.0%		(704)

NET ASSETS — 100.0%		$2,901,616

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,902,320	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2055 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	15,916	$165,690
Prudential Global Real Estate Fund (Class Q)	8,592	207,670
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	10,628	125,092
Prudential QMA Emerging Markets Equity Fund (Class Q)	18,882	249,433
Prudential QMA International Developed Markets Index Fund (Class Q)	62,851	788,778
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	66,072	1,242,813
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	24,993	291,168
Prudential QMA US Broad Market Index Fund (Class Q)	73,090	869,771
Prudential Total Return Bond Fund (Class Q)	14,253	207,375

TOTAL INVESTMENTS — 100.1% (cost $3,961,705)(w)		4,147,790
Liabilities in excess of other assets — (0.1)%		(2,294)

NET ASSETS — 100.0%		$4,145,496

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,147,790	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Day One 2060 Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	1,150	$11,967
Prudential Global Real Estate Fund (Class Q)	621	14,999
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,024	12,047
Prudential QMA Emerging Markets Equity Fund (Class Q)	1,364	18,016
Prudential QMA International Developed Markets Index Fund (Class Q)	4,540	56,971
Prudential QMA Large-Cap Core Equity Fund (Class Q)*	4,931	92,753
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	1,805	21,031
Prudential QMA US Broad Market Index Fund (Class Q)	5,279	62,819
Prudential Total Return Bond Fund (Class Q)	618	8,985

TOTAL INVESTMENTS — 98.6% (cost $282,439)(w)		299,588
Other assets in excess of liabilities — 1.4%		4,102

NET ASSETS — 100.0%		$303,690

*	Non-income producing security.
(w)	PGIM Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$299,588	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Diversified Growth Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 5.9%
Boeing Co. (The)	23,535	$6,071,559
General Dynamics Corp.	2,702	548,452
Lockheed Martin Corp.	9,578	2,951,557
Northrop Grumman Corp.	8,840	2,612,485
Raytheon Co.	11,010	1,984,002

		14,168,055

Airlines — 0.7%
Copa Holdings SA (Panama) (Class A Stock)	13,220	1,628,572

Auto Components — 0.8%
Lear Corp.	10,684	1,876,004

Banks — 1.7%
JPMorgan Chase & Co.	40,071	4,031,543

Beverages — 1.0%
Constellation Brands, Inc. (Class A Stock)	11,297	2,475,060

Biotechnology — 3.6%
Amgen, Inc.	12,893	2,259,111
Celgene Corp.*	45,516	4,595,751
Gilead Sciences, Inc.	22,838	1,711,936

		8,566,798

Capital Markets — 0.9%
Cboe Global Markets, Inc.	13,466	1,522,466
State Street Corp.	5,893	542,156

		2,064,622

Chemicals — 1.4%
Albemarle Corp.	8,594	1,210,809
Celanese Corp., Series A	5,362	559,310
LyondellBasell Industries NV (Class A Stock)	5,935	614,450
Monsanto Co.	8,226	996,169

		3,380,738

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	27,955	2,297,062

Containers & Packaging — 1.1%
Avery Dennison Corp.	18,379	1,951,299
Packaging Corp. of America	4,830	561,584

		2,512,883

Diversified Consumer Services — 1.0%
H&R Block, Inc.	20,996	519,441
Service Corp. International	51,819	1,837,502

		2,356,943

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	45,062	2,157,118

Equity Real Estate Investment Trusts (REITs) — 1.1%
Gaming & Leisure Properties, Inc.	15,062	550,365
SBA Communications Corp.*	13,916	2,187,317

		2,737,682

Food Products — 1.5%
Campbell Soup Co.	37,738	1,787,649
Pilgrim’s Pride Corp.*	58,573	1,861,450

		3,649,099

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	27,424	1,768,025

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.*	8,760	536,900
UnitedHealth Group, Inc.	7,449	1,565,929

		2,102,829

Hotels, Restaurants & Leisure — 5.7%
Marriott International, Inc. (Class A Stock)	40,072	4,787,803
McDonald’s Corp.	36,961	6,169,160
Vail Resorts, Inc.	2,455	562,244
Yum! Brands, Inc.	29,144	2,169,771

		13,688,978

Household Durables — 0.7%
Mohawk Industries, Inc.*	2,251	589,222
PulteGroup, Inc.	32,172	972,559

		1,561,781

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	20,178	2,908,860

Insurance — 0.8%
Allstate Corp. (The)	20,180	1,894,095

Internet & Direct Marketing Retail — 8.7%
Amazon.com, Inc.*	6,099	6,741,103
Expedia, Inc.	5,076	632,774
Netflix, Inc.*	41,340	8,120,416
Priceline Group, Inc. (The)*	2,743	5,244,506

		20,738,799

Internet Software & Services — 12.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	53,782	9,943,754
Alphabet, Inc. (Class A Stock)*	7,654	7,906,888
Facebook, Inc. (Class A Stock)*	43,714	7,871,143
Tencent Holdings Ltd. (China), ADR	97,580	4,395,979

		30,117,764

IT Services — 8.3%
Cognizant Technology Solutions Corp. (Class A Stock)	7,736	585,383
DXC Technology Co.	7,572	692,989
Genpact Ltd.	60,539	1,843,413
International Business Machines Corp.	22,388	3,449,095
Mastercard, Inc. (Class A Stock)	29,348	4,366,102
PayPal Holdings, Inc.*	8,801	638,601
Total System Services, Inc.	8,433	607,598
Visa, Inc. (Class A Stock)	68,437	7,526,701

		19,709,882

Life Sciences Tools & Services — 5.0%
Agilent Technologies, Inc.	27,342	1,860,076
Bruker Corp.	57,546	1,806,945
Charles River Laboratories International, Inc.*	16,618	1,932,507
Mettler-Toledo International, Inc.*	3,111	2,123,662

Quintiles IMS Holdings, Inc.*	19,197	2,075,196
Waters Corp.*	10,684	2,094,598

		11,892,984

Media — 1.8%
CBS Corp., (Class B Stock)	35,282	1,980,026
Charter Communications, Inc. (Class A Stock)*	5,034	1,682,212
Live Nation Entertainment, Inc.*	12,974	568,001

		4,230,239

Oil, Gas & Consumable Fuels — 0.8%
Devon Energy Corp.	16,862	622,208
Williams Cos., Inc. (The)	45,885	1,307,722

		1,929,930

Personal Products — 0.8%
Herbalife Ltd.*(a)	25,828	1,875,629

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	38,271	2,359,790
Johnson & Johnson	20,425	2,847,449

		5,207,239

Professional Services — 0.2%
IHS Markit Ltd.*	12,524	533,648

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	14,655	576,235

Semiconductors & Semiconductor Equipment — 4.2%
Broadcom Ltd.	3,070	810,204
Micron Technology, Inc.*	63,359	2,807,437
NVIDIA Corp.	30,697	6,348,447

		9,966,088

Software — 13.1%
Activision Blizzard, Inc.	12,605	825,502
Adobe Systems, Inc.*	36,059	6,316,095
Cadence Design Systems, Inc.*	48,464	2,091,706
Dell Technologies, Inc. (Class V Stock)*	25,622	2,120,733
Microsoft Corp.	95,410	7,936,204
Oracle Corp.	39,008	1,985,507
Red Hat, Inc.*	33,480	4,045,388
salesforce.com, Inc.*	23,452	2,400,078
Synopsys, Inc.*	8,635	747,100
Take-Two Interactive Software, Inc.*	5,689	629,488
VMware, Inc. (Class A Stock)*(a)	16,741	2,003,730

		31,101,531

Specialty Retail — 1.0%
Home Depot, Inc. (The)	3,438	569,952
Industria de Diseno Textil SA (Spain), ADR	90,293	1,696,605

		2,266,557

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	76,213	12,883,046

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany), ADR	18,051	2,009,618

Tobacco — 1.0%
Altria Group, Inc.	36,265	2,328,938

TOTAL LONG-TERM INVESTMENTS (cost $173,834,913)		235,194,874

SHORT-TERM INVESTMENTS — 7.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	3,331,514	3,331,514
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $13,883,699; includes $13,872,825 of cash collateral for securities on loan)(b)(w)	13,882,590	13,883,979

TOTAL SHORT-TERM INVESTMENTS (cost $17,215,213)		17,215,493

TOTAL INVESTMENTS — 105.9% (cost $191,050,126)		252,410,367
Liabilities in excess of other assets — (5.9)%		(14,149,699)

NET ASSETS — 100.0%		$238,260,668

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,779,035; cash collateral of $13,872,825 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,168,055	$—	$—
Airlines	1,628,572	—	—
Auto Components	1,876,004	—	—
Banks	4,031,543	—	—
Beverages	2,475,060	—	—
Biotechnology	8,566,798	—	—
Capital Markets	2,064,622	—	—
Chemicals	3,380,738	—	—
Commercial Services & Supplies	2,297,062	—	—
Containers & Packaging	2,512,883	—	—
Diversified Consumer Services	2,356,943	—	—
Diversified Telecommunication Services	2,157,118	—	—
Equity Real Estate Investment Trusts (REITs)	2,737,682	—	—
Food Products	3,649,099	—	—

	Level 1	Level 2	Level 3
Health Care Equipment & Supplies	$1,768,025	$—	$—
Health Care Providers & Services	2,102,829	—	—
Hotels, Restaurants & Leisure	13,688,978	—	—
Household Durables	1,561,781	—	—
Industrial Conglomerates	2,908,860	—	—
Insurance	1,894,095	—	—
Internet & Direct Marketing Retail	20,738,799	—	—
Internet Software & Services	30,117,764	—	—
IT Services	19,709,882	—	—
Life Sciences Tools & Services	11,892,984	—	—
Media	4,230,239	—	—
Oil, Gas & Consumable Fuels	1,929,930	—	—
Personal Products	1,875,629	—	—
Pharmaceuticals	5,207,239	—	—
Professional Services	533,648	—	—
Real Estate Management & Development	576,235	—	—
Semiconductors & Semiconductor Equipment	9,966,088	—	—
Software	31,101,531	—	—
Specialty Retail	2,266,557	—	—
Technology Hardware, Storage & Peripherals	12,883,046	—	—
Textiles, Apparel & Luxury Goods	2,009,618	—	—
Tobacco	2,328,938	—	—
Affiliated Mutual Funds	17,215,493	—	—

Total	$252,410,367	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 3.2%
General Dynamics Corp.	1,065	$216,174
Lockheed Martin Corp.	697	214,787

		430,961

Air Freight & Logistics — 2.3%
FedEx Corp.	1,388	313,424

Banks — 14.1%
Bank of America Corp.	14,773	404,633
BB&T Corp.	5,616	276,532
Citigroup, Inc.	5,552	408,072
JPMorgan Chase & Co.	4,445	447,211
PNC Financial Services Group, Inc. (The)	2,774	379,455

		1,915,903

Beverages — 4.1%
Coca-Cola Co. (The)	4,599	211,462
Constellation Brands, Inc., (Class A Stock)	656	143,723
Diageo PLC (United Kingdom), ADR	1,501	205,652

		560,837

Biotechnology — 1.4%
Amgen, Inc.	1,060	185,733

Capital Markets — 1.5%
Affiliated Managers Group, Inc.	1,077	200,861

Chemicals — 3.9%
Air Products & Chemicals, Inc.	1,163	185,417
Albemarle Corp.	535	75,376
DowDuPont, Inc.	3,809	275,429

		536,222

Diversified Consumer Services — 0.5%
Service Corp. International	1,930	68,438

Diversified Telecommunication Services — 1.7%
Cogent Communications Holdings, Inc.	4,294	231,447

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	5,462	171,015

Equity Real Estate Investment Trusts (REITs) — 4.3%
Crown Castle International Corp.	1,241	132,887
CyrusOne, Inc.	3,393	208,296
Equinix, Inc.	516	239,166

		580,349

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	2,376	207,449

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	5,087	275,868

Health Care Providers & Services — 2.4%
Aetna, Inc.	1,114	189,413
UnitedHealth Group, Inc.	663	139,376

		328,789

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	1,655	276,236
Starbucks Corp.	1,216	66,685

		342,921

Household Products — 1.3%
Procter & Gamble Co. (The)	2,121	183,127

Industrial Conglomerates — 3.2%
3M Co.	732	168,499
Honeywell International, Inc.	1,842	265,543

		434,042

Internet & Direct Marketing Retail — 1.9%
Expedia, Inc.	2,086	260,041

IT Services — 7.2%
Accenture PLC, (Class A Stock)	1,962	279,310
DXC Technology Co.	1,839	168,305
Mastercard, Inc., (Class A Stock)	2,034	302,598
Visa, Inc., (Class A Stock)	2,021	222,270

		972,483

Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.	4,467	303,890
Thermo Fisher Scientific, Inc.	717	138,976

		442,866

Multi-Utilities — 2.2%
NiSource, Inc.	6,203	163,573
Sempra Energy	1,200	141,000

		304,573

Oil, Gas & Consumable Fuels — 7.9%
Andeavor	1,563	166,053
Chevron Corp.	568	65,826
Marathon Petroleum Corp.	2,341	139,851
Pembina Pipeline Corp. (Canada)	3,984	131,751
Royal Dutch Shell PLC (Netherlands), (Class A Stock), ADR	3,501	220,668
Suncor Energy, Inc. (Canada)	10,317	350,365

		1,074,514

Pharmaceuticals — 6.4%
Allergan PLC	659	116,794
Bristol-Myers Squibb Co.	4,577	282,218
Eli Lilly & Co.	3,134	256,800
Pfizer, Inc.	5,929	207,871

		863,683

Road & Rail — 2.3%
CSX Corp.	1,767	89,110
JB Hunt Transport Services, Inc.	2,154	229,164

		318,274

Semiconductors & Semiconductor Equipment — 2.9%
NVIDIA Corp.	1,047	216,530
Texas Instruments, Inc.	1,840	177,910

		394,440

Software — 8.4%
Intuit, Inc.	1,825	275,612
Microsoft Corp.	4,786	398,099
Oracle Corp.	9,107	463,546

		1,137,257

Specialty Retail — 1.0%
Home Depot, Inc. (The)	820	135,940

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,950	498,668

Textiles, Apparel & Luxury Goods — 0.8%
Tapestry, Inc.	2,722	111,466

TOTAL LONG-TERM INVESTMENTS (cost $11,007,053)		13,481,591

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $180,286)(w)	180,286	180,286

TOTAL INVESTMENTS — 100.5% (cost $11,187,339)		13,661,877
Liabilities in excess of other assets — (0.5)%		(72,814)

NET ASSETS — 100.0%		$13,589,063

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$430,961	$—	$—
Air Freight & Logistics	313,424	—	—
Banks	1,915,903	—	—
Beverages	560,837	—	—
Biotechnology	185,733	—	—
Capital Markets	200,861	—	—
Chemicals	536,222	—	—
Diversified Consumer Services	68,438	—	—
Diversified Telecommunication Services	231,447	—	—
Electronic Equipment, Instruments & Components	171,015	—	—
Equity Real Estate Investment Trusts (REITs)	580,349	—	—
Food & Staples Retailing	207,449	—	—
Health Care Equipment & Supplies	275,868	—	—
Health Care Providers & Services	328,789	—	—
Hotels, Restaurants & Leisure	342,921	—	—
Household Products	183,127	—	—
Industrial Conglomerates	434,042	—	—
Internet & Direct Marketing Retail	260,041	—	—
IT Services	972,483	—	—
Life Sciences Tools & Services	442,866	—	—
Multi-Utilities	304,573	—	—
Oil, Gas & Consumable Fuels	1,074,514	—	—
Pharmaceuticals	863,683	—	—
Road & Rail	318,274	—	—
Semiconductors & Semiconductor Equipment	394,440	—	—
Software	1,137,257	—	—
Specialty Retail	135,940	—	—
Technology Hardware, Storage & Peripherals	498,668	—	—
Textiles, Apparel & Luxury Goods	111,466	—	—
Affiliated Mutual Fund	180,286	—	—

Total	$13,661,877	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Other:

ADR	American Depository Receipt
REIT(s)	Real Estate Investment Trust(s)

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2017

* Print the name and title of each signing officer under his or her signature.